CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 679,590	$ 1,960,430	$ 1,409,418
Accounts receivable	257,733	105,817	44,645
Marketable securities, held in related party	2,400	750	1,200
Deferred costs, short term	61,221	0
Prepaid expenses and other current assets	68,574	67,406	19,560
Total current assets	1,069,518	2,134,403	1,474,823
Property and equipment, net	94,806	34,994	0
Deferred costs, long term	59,765	0
Intangible assets, net	2,084,732	2,164,463	2,313,249
Goodwill	700,528	700,528	700,528
Total assets	4,009,349	5,034,388	4,488,600
Current liabilities:
Accounts payable and accrued expenses	84,756	82,628	245,677
Notes and loans payable, current		0	23,800
Related party payables	14,467	23,535	32,118
Derivative liabilities	0	2,984,010	3,478,626
Capital leases, short term	19,110	0
Deferred rent	4,260	9,402	207
Deferred revenue	1,697,266	1,233,754	386,485
Total current liabilities	1,819,859	4,333,329	4,166,913
Long term liabilities:
Capital leases, long term	40,104	0
Deferred rent	8,325	5,048	14,450
Total liabilities	1,868,288	4,338,377	4,181,363
Stockholders' equity:
Preferred Stock, Value, Issued	1	1	2
Common stock, $0.00001 par value, 50,000,000 shares authorized, 6,487,779 and 6,466,564 shares issued and outstanding as of June 30, 2018 and December 31, 2017 respectively	65	65	45
Additional paid in capital	41,521,360	40,121,845	34,125,251
Accumulated deficit	(39,380,365)	(39,425,900)	(33,818,061)
Total stockholders' equity	2,141,061	696,011	307,237
Total liabilities and stockholders' equity	$ 4,009,349	$ 5,034,388	$ 4,488,600